Non-current assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	€ 51	€ 94	€ 141
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	2,956	3,425	3,811
Impairment	139	204	239
Recoveries	€ 88	€ 110	€ 98